Commitments and Contingencies (Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 28, 2016	Sep. 30, 2016
Future Non Cancelable Commitment [Line Items]
2017	$ 18,045
2018	7,137
2019	895,562
2020	5,204
2021	306,683
Thereafter	110,909
Total	1,343,540
Asset Retirement Obligation (2)
Future Non Cancelable Commitment [Line Items]
2017	6,499
2018	0
2019	0
2020	0
2021	0
Thereafter	44,363
Total	50,862
Other
Future Non Cancelable Commitment [Line Items]
2017	9,869
2018	6,331
2019	5,079
2020	2,905
2021	2,253
Thereafter	17,991
Total	44,428
Revolving Credit Agreements
Future Non Cancelable Commitment [Line Items]
2017	0
2018	0
2019	888,250
2020	0
2021	0
Thereafter	0
Total	888,250
Senior Notes | 8.50% Senior Notes (1)
Future Non Cancelable Commitment [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	300,000
Thereafter	0
Total	$ 300,000
Debt instrument, interest rate (percent)	8.50%	8.50%
Senior Notes | 3.77% Senior Notes
Future Non Cancelable Commitment [Line Items]
2017	$ 1,677
2018	806
2019	2,233
2020	2,299
2021	4,430
Thereafter	48,555
Total	$ 60,000
Debt instrument, interest rate (percent)	3.77%		3.77%